Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill impairment charge	$ 285,166,000
Goodwill	13,153,000	$ 297,906,000
Intangible assets, net	73,400,000	83,700,000
Acquisition related costs	0	0
Amortization of intangible assets	$ 10,805,000	$ 12,238,000	$ 15,143,000